                             2001 SEMIANNUAL REPORT



                                   CENTENNIAL
                                   TAX EXEMPT
                                     TRUST


                               DECEMBER 31, 2001

DEAR SHAREHOLDER:

We are pleased to present this semiannual report for Centennial Tax Exempt Trust. For the six-month reporting period that ended December 31, 2001, the Trust provided a 1.54% compounded annual yield.(1) Without the effects of compounding, the equivalent yield was 1.53%. For investors in the 36% federal tax bracket, this is equivalent to a taxable yield of 2.41% with compounding and 2.39% without compounding. As of December 31, 2001, the seven-day annualized yields, with and without compounding, were 1.06% and 1.05%, respectively.(2)

The U.S. economy, after years of strong, uninterrupted growth, weakened dramatically during the past six months, with the September 11 terrorist attacks plunging the already sagging economy into recession. Throughout the reporting period, the Federal Reserve Board (the Fed) fought the economic weakness by aggressively lowering interest rates. The Fed cut rates five times, totaling 175 basis points (1.75 percentage points) between June 30 and December 31, 2001. By period's end, the federal funds rate reached 1.75%, its lowest level in 40 years. Yet, despite these historically low rates, the economy did not immediately bounce back. Many corporations continued to lay off workers, while their profits declined further. In response, many nervous investors took part in a "flight to quality," seeking to avoid the falling stock market and looking instead to fixed income opportunities that have historically offered greater stability during highly uncertain conditions.

In this environment, fixed income investments generally performed well. Their yields fell steadily throughout the reporting period, while their prices, which move in the opposite direction as yields, rose accordingly. Such a situation was generally favorable for bond investors. However, investors in shorter maturity fixed income investments, such as tax-exempt money market securities, were especially affected by the low interest rate climate. As these short-term securities matured, it became necessary to replace them with newer investments offering the lower yields.

Given the unpredictable economic situation, we were especially concerned with maintaining the Trust's high overall credit quality during the reporting period. Accordingly, we focused on identifying high quality, tax-exempt money market securities to add to the Trust's portfolio. This prompted us to avoid excessive participation in the general municipal note market. While such municipal securities offered relatively attractive yields, most, in our opinion, would have required us to assume an unacceptably high level of credit risk. We believed the deteriorating economy could affect certain municipalities' ability


In reviewing performance, please remember that past performance cannot guarantee future results. Yields will fluctuate. An investment in the Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust.

1. A portion of the Trust's distributions may be subject to income tax, including state and local taxes. Capital gains distributions are taxable as capital gains. For an investor subject to alternative minimum taxes, a portion of the Trust's distributions may increase the investor's tax. Tax rates may be lower depending on individual circumstances.

2. Compounded yields assume reinvestments of dividends. The Trust's investment strategy, allocations and focus can change over time.

to generate the tax and other revenues needed to repay their debt obligations. As we sought to elevate the Trust's credit quality, we also looked to keep the Trust's yield as high as possible. With that goal in mind, we were especially attracted to "enhanced" commercial paper--short-term fixed rate corporate securities backed by a bank, insurance company or other third party.

Investing in enhanced commercial paper benefited the Trust in three ways. First, these securities, because they offered a fixed interest rate and relatively long average maturities between 90 and 120 days, allowed us to lock in higher yields for the Trust, even as prevailing yields were falling. Second, these securities boosted the Trust's credit quality. Finally, because investing in commercial paper offers money managers considerable flexibility, we were able to take advantage of market conditions and more easily adjust the Trust's average maturity to our desired range.

Our effort to increase the Trust's position in fixed rate securities was counterbalanced by our de-emphasis of variable rate securities. As their name implies, variable rate securities offer interest rates that vary with current market conditions. To maintain a competitive yield for the Trust, we sought to avoid excessive exposure to such investments that were especially sensitive to falling interest rates. By the end of December 2001, in fact, the Trust's weighting in variable rate securities was near its lowest point of the previous six months.

With so much economic uncertainty still on the horizon, we plan to continue managing the Trust cautiously. Because interest rates are so low already, we believe they may not have much further to fall. In our opinion, rates will stabilize eventually, remaining low until evidence of an economic recovery appears. In such an environment, we see no reason to adjust our investment approach, at least for the foreseeable future. We plan to seek to continue to maintain the Trust's high credit quality and identify attractive, fixed rate tax-exempt money market securities to add to the portfolio. Yet, in the event that the economy improves suddenly, we believe that the portfolio's current structure will provide us the flexibility we need to respond quickly and effectively.


Sincerely,

/s/ JAMES C. SWAIN

James C. Swain
Chairman
Centennial Tax Exempt Trust

/s/ JOHN V. MURPHY

John V. Murphy
President
Centennial Tax Exempt Trust

January 23, 2002

STATEMENT OF INVESTMENTS December 31, 2001 (Unaudited)
Centennial Tax Exempt Trust

                                                                                           Principal           Value
                                                                                            Amount           See Note 1
                                                                                         ------------       -------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS--100.5%

ALABAMA--0.9%
Demopolis, AL IDV Board RB, Del Mesa Farms Project, 1.75%(1) ..........................  $  7,200,000       $  7,200,000
Hoover, AL BOE Capital Outlay TAN, MBIA Insured, 1.70%(1)..............................     4,950,000          4,950,000
Sylacauga, AL IDV Board RB, Harrells Fertilizer, Inc., 1.75%(1)........................     4,000,000          4,000,000
                                                                                                            -------------
                                                                                                              16,150,000
                                                                                                            -------------


ALASKA--0.9%
AK IDV & Export Authority RRB, Safeway, Inc. Project, 2%, 4/1/02(2)....................     2,825,000          2,825,000
North Slope Borough, AK GOB, Series B, FSA Insured, 1.75%(1)...........................    13,400,000         13,400,000
                                                                                                            -------------
                                                                                                              16,225,000
                                                                                                            -------------


ARIZONA--3.5%
Phoenix, AZ Civic Improvement Corp. Water System RB, Series A, 2.60%, 3/11/02..........    25,000,000         25,000,000
Phoenix, AZ Civic Improvement Corp. Water System RB, Series B, 1.50%, 6/14/02..........     7,200,000          7,200,000
Phoenix, AZ Civic Improvement Corp. Water System RB, Series B, 2.65%, 2/1/02...........     9,700,000          9,700,000
Phoenix, AZ IDAU MH RRB, Paradise Lakes Apts. Project, Series 1995, 1.70%(1) ..........    22,500,000         22,500,000
                                                                                                            -------------
                                                                                                              64,400,000
                                                                                                            -------------


CALIFORNIA--0.4%
Fremont, CA MH RB, Treetops Apts., Series A, 1.55%(1)..................................     2,000,000          2,000,000
Huntington Park, CA RA MH RB, Casa Rita Apts., Series A, 1.42%(1)......................     1,100,000          1,100,000
Oceanside, CA MH RRB, Lakeridge Apts. Project, 1.50%(1)................................       400,000            400,000
Orange Cnty., CA Apartment Development RRB, Villas Aliento, Series E, 1.30%(1).........     1,500,000          1,500,000
Orange Cnty., CA FAU Teeter Plan RB, Series C, AMBAC Insured, 1.60%(1).................     1,600,000          1,600,000
Orange Cnty., CA IDAU RB, Control Air Conditioning Project-A, 1.70%(1).................     1,300,000          1,300,000
Rancho Mirage, CA Joint Powers FA COP, Eisenhower Medical Center, Series B,
   MBIA Insured, 1.42%(1)..............................................................       500,000            500,000
                                                                                                            -------------
                                                                                                               8,400,000
                                                                                                            -------------


COLORADO--1.5%
Arvada West Town Center, CO Improvement District GOUN, 1.66%(1)........................     5,345,000          5,345,000
Castlewood Ranch, CO Metropolitan District Limited Tax GOB, 2%, 12/1/02(2).............     3,000,000          3,000,000
Central Platte Valley Denver Cnty., Co Metropolitan District GOB, 2%, 12/1/02(2).......     3,000,000          3,000,000
Denver City & Cnty., CO Housing RB, Kentucky Circle Village Project, 1.80%(1)..........     4,300,000          4,300,000
Denver West Metropolitan District, CO GOUN, Series A, 1.76%(1).........................     6,125,000          6,125,000
Englewood, CO IDV RRB, Safeway, Inc. Project, 2%, 4/1/02(2)............................     1,050,000          1,050,000

Centennial Tax Exempt Trust

                                                                                           Principal            Value
                                                                                             Amount           See Note 1
                                                                                          -----------        -----------
COLORADO (CONTINUED)
Fraser, CO IDV RRB, Safeway, Inc. Project, 2%, 4/1/02(2)...............................    $  520,000        $   520,000
Idaho Springs, CO IDV RRB, Safeway, Inc. Project, 2%, 4/1/02(2)........................     1,480,000          1,480,000
Willow Trace Metropolitan District GOLB, Series A, 2%, 12/1/02(2)......................     2,295,000          2,295,000
                                                                                                             -----------
                                                                                                              27,115,000
                                                                                                             -----------


FLORIDA--6.6%
Collier Cnty., FL IDAU RB, Gulf Coast American Blind, Series A, 1.77%(1)...............     3,000,000          3,000,000
Dade Cnty., FL WSS RB, FGIC Insured, 1.71%(1)..........................................     9,900,000          9,900,000
FL BOE Capital Outlay GOUN, Series 286, 1.69%(1).......................................     2,600,000          2,600,000
FL MPA RB, 1.95%, 1/28/02..............................................................    30,727,000         30,727,000
FL TUAU RB, Series A, FGIC Insured, 1.71%(1)...........................................    14,850,000         14,850,000
Hillsborough Cnty., FL IDAU PC COP, Tampa Electric Co. Project, 1.71(1)................    17,795,000         17,795,000
Hillsborough Cnty., FL IDAU PC COP, Tampa Electric Co. Project,
   MBIA Insured, 1.71%(1)..............................................................    17,795,000         17,795,000
Jacksonville, FL PC RB, Florida Power & Lite, 1.20%, 1/22/02...........................    20,000,000         20,000,000
Lee Cnty., FL Airport & Marina ABN AMRO Munitops Certificates,
   Trust 2000-3, FSA Insured, 1.73%(1).................................................     4,890,000          4,890,000
                                                                                                             -----------
                                                                                                             121,557,000
                                                                                                             -----------


GEORGIA--9.0%
Burke Cnty., GA DA PC RB, Oglethorp Power Corp.,
   AMBAC Insured, 1.60%, 1/30/02(2)....................................................    29,600,000         29,600,000
Burke Cnty., GA DA PC RB, Oglethorp Power Corp.,
   AMBAC Insured, 1.80%, 2/7/02(2).....................................................    33,000,000         33,000,000
Burke Cnty., GA DA PC RB, Oglethorp Power Corp.,
   AMBAC Insured, 1.85%, 1/14/02(2)....................................................    12,000,000         12,000,000
Burke Cnty., GA DA PC RB, Oglethorp Power Corp.,
   AMBAC Insured, 1.95%, 1/28/02(2)....................................................    16,000,000         16,000,000
Cobb Cnty., GA HAU MH RRB, Terrell Mill Project, 1.70%(1)(3)...........................    11,200,000         11,200,000
Fulton Cnty., GA DAU RB, Georgia Tech Athletic Assn., Inc., 1.65%(1)...................     2,700,000          2,700,000
Fulton Cnty., GA DAU RB, Lovett School Project, 1.65%(1)...............................     3,000,000          3,000,000
GA GOB, Series 1995B, 1.71%(1).........................................................    11,880,000         11,880,000
GA MEAU Power RB, MBIA Insured, 1.69%(1)...............................................    12,995,000         12,995,000
Monroe Cnty., GA DA PC RB, Georgia Power Co., AMBAC Insured, 2.15%, 1/3/02.............    10,000,000         10,000,000
Roswell, GA HAU MH RRB, Oxford Project, 1.85%(1).......................................    23,610,000         23,610,000
                                                                                                             -----------
                                                                                                             165,985,000
                                                                                                             -----------

Centennial Tax Exempt Trust

                                                                                            Principal           Value
                                                                                             Amount          See Note 1
                                                                                            ---------       ------------
HAWAII--0.4%
Honolulu City & Cnty., HI GOUN, Series C, FGIC Insured, 2.85%, 12/4/02(2)..............   $ 6,600,000        $ 6,647,722
                                                                                                            ------------


IDAHO--1.0%
Custer Cnty., ID PC RB, Amoco Standard Oil of Indiana, 2.10%, 4/1/02(2)................    17,750,000         17,750,000
                                                                                                             -----------


ILLINOIS--7.7%
Chicago, IL ABN AMRO Munitops Certificates, Trust 1998-3, 1.70%(1)(3)..................     8,735,000          8,735,000
Chicago, IL Gas Supply RRB, Peoples Gas Light & Coke Co., Series C, 1.72%(1)...........    10,500,000         10,500,000
Chicago, IL GOB, 1.70%, 1/1/02(1)......................................................    10,975,000         10,975,000
Chicago, IL RB, Lakefront Millennium Parking Facility, 1.71%(1)........................    22,495,000         22,495,000
IL Educational FA RB, 1.60%, 1/30/02...................................................    37,000,000         37,000,000
IL Educational FA RB, 1.90%, 1/22/02...................................................    19,000,000         19,000,000
IL Educational FA RB, 1.95%, 1/28/02...................................................    34,000,000         34,000,000
                                                                                                             -----------
                                                                                                             142,705,000
                                                                                                             -----------


INDIANA--2.3%
Dyer, IN HCF RRB, Regency Place, Series A-1, 1.83%(1)..................................     3,000,000          3,000,000
Fort Wayne, IN HCF RRB, Health Quest, Series X-A, 1.83%(1).............................     2,490,000          2,490,000
IN MPA PPS RB, MBIA Insured, 1.71%(1)..................................................    13,600,000         13,600,000
Indianapolis, IN HCF RRB, Health Quest, Series A, 1.83%(1).............................     3,080,000          3,080,000
Indianapolis, IN Public Improvement Board RB, Marion Cnty., 2.40%, 7/9/02..............     5,000,000          5,021,016
Indianapolis, IN Public Improvement Board RB,
   Public Transportation Corp., 2.40%, 7/9/02..........................................     3,500,000          3,514,349
Kokomo, IN ED RB, Village Community Partner IV, 1.75%(1)...............................     2,640,000          2,640,000
Lawrence/Fort Harrison, IN Reuse Authority Tax Increment RB,
   Harrison Military Base, 1.67%(1)....................................................     3,115,000          3,115,000
Marion Cnty., IN HA Hospital Facility RB, Indianapolis Osteopathic, 1.85%(1)...........       825,000            825,000
Merrillville, IN HCF RRB, Southlake, Series A-1, 1.83%(1)..............................     3,340,000          3,340,000
South Bend, IN HCF RRB, Fountainview, Series A-1, 1.83%(1).............................     2,850,000          2,850,000
                                                                                                             -----------
                                                                                                              43,475,365
                                                                                                             -----------


KANSAS--0.3%
Manhattan, KS Industrial RRB, Parker Hannifin, Inc. Project, 1.60%(1)..................     6,000,000          6,000,000
                                                                                                             -----------

Centennial Tax Exempt Trust


                                                                                           Principal            Value
                                                                                             Amount          See Note 1
                                                                                           ----------        -----------
KENTUCKY--1.7%
Jefferson Cnty., KY MH RRB, 1.75%(1)...................................................   $ 8,700,000        $ 8,700,000
KY EDFAU RRB, Baptist Convalescent Center, 1.69%(1)....................................     4,725,000          4,725,000
KY Rural Water Financial Corp. RB, Flexible Term Program, 1.66%(1).....................    18,120,000         18,120,000
                                                                                                             -----------
                                                                                                              31,545,000
                                                                                                             -----------


LOUISIANA--2.8%
Natchitoches Parish, LA RRB, Trus Joist Corp. Project, 1.75%(1)........................    10,000,000         10,000,000
New Orleans, LA IDV Board MH RB, Orleans LLC Project, Series 3700, 1.83%(1)............    19,000,000         19,000,000
St. James Parish, LA PC RRB, Texaco Project, Series A, 1.45%, 1/15/02(2)...............    22,530,000         22,530,000
                                                                                                             -----------
                                                                                                              51,530,000
                                                                                                             -----------


MARYLAND--3.6%
Anne Arundel Cnty., MD ED RB, West Capital, Series A, 1.65%(1).........................     6,000,000          6,000,000
Hyattsville, MD IDV RRB, Safeway, Inc. Project, 2%, 4/1/02(2)..........................     1,580,000          1,580,000
MD Health & HEFAU RB, University of Maryland Pooled Loan Program,
   Series B, 1.60%(1)..................................................................       620,000            620,000
Montgomery Cnty., MD Consolidated BANS, 1.35%, 2/6/02..................................    18,400,000         18,400,000
Montgomery Cnty., MD Consolidated BANS, 1.35%, 3/8/02..................................    23,000,000         23,000,000
Montgomery Cnty., MD Consolidated BANS, 1.45%, 2/6/02..................................     5,000,000          5,000,000
Montgomery Cnty., MD Consolidated BANS, 1.50%, 2/11/02.................................     5,000,000          5,000,000
Montgomery Cnty., MD Consolidated BANS, 1.90%, 2/11/02.................................     6,800,000          6,800,000
                                                                                                             -----------
                                                                                                              66,400,000
                                                                                                             -----------


MASSACHUSETTS--0.2%
MA GOB, Series G, 1.40%, 2/7/02........................................................     3,000,000          3,000,000
                                                                                                             -----------


MICHIGAN--0.7%
MI Job DAU RB, East Lansing Residence Associates Project, 1.70%(1).....................     1,900,000          1,900,000
Rochester, MI Community SDI GOUN, Series 289, 1.69%(1).................................     3,745,000          3,745,000
St. Clair Cnty., MI ED RRB, Series 282, AMBAC Insured, 1.69%(1)........................     8,000,000          8,000,000
                                                                                                             -----------
                                                                                                              13,645,000
                                                                                                             -----------

Centennial Tax Exempt Trust

                                                                                           Principal            Value
                                                                                             Amount          See Note 1
                                                                                            ---------         ----------
MINNESOTA--1.3%
Minneapolis, MN CD RRB, Minnehaha/Lake Partners Project, 1.75%(1)......................   $ 2,700,000        $ 2,700,000
MN GOB, 1.71%(1).......................................................................    16,010,000         16,010,000
New Ulm, MN Hospital Facilities RB, Health Center Systems, 1.70%(1)....................     2,100,000          2,100,000
North Suburban Hospital District, MN RB, Anoka & Ramsey Cntys.
   Hospital Health Center, 1.70%(1)....................................................     3,100,000          3,100,000
                                                                                                             -----------
                                                                                                              23,910,000
                                                                                                             -----------


MISSOURI--0.8%
Boatmens St. Louis, MO Grantor Trust COP, Series 1996A 1, 1.75%(1).....................    14,375,000         14,375,000
                                                                                                             -----------


MONTANA--0.1%
Great Falls, MT IDV RRB, Safeway, Inc. Project, 2%, 4/1/02(2)..........................     1,445,000          1,445,000
Havre, MT IDV RRB, Safeway, Inc. Project, 2%, 4/1/02(2)................................     1,345,000          1,345,000
                                                                                                             -----------
                                                                                                               2,790,000
                                                                                                             -----------


NEVADA--2.0%
NV Municipal Securities Trust Receipts, Series SG 114, 1.69%(1)........................    20,350,000         20,350,000
Washoe Cnty., NV ABN AMRO Munitops Certificates,
   Single Asset Trust Certificates, Trust 2001-24, FGIC Insured, 1.70%(1)..............    16,090,000         16,090,000
                                                                                                             -----------
                                                                                                              36,440,000
                                                                                                             -----------


NEW JERSEY--1.1%
NJ TAN & RAN, 1.65%, 1/18/02...........................................................    20,000,000         20,000,000
                                                                                                             -----------


NEW MEXICO--1.1%
NM Transportation RB, 3%, 6/28/02......................................................    20,000,000         20,136,652
                                                                                                             -----------


NEW YORK--1.8%
Babylon, NY IDA RR RRB, Ogden Martin Project, FSA Insured, 1.40%(1)....................     2,000,000          2,000,000
Jay Street Development Corp. NYC Facilities Lease RB, Jay Street Project,
   Series A-3, 1.45%(1)................................................................     1,500,000          1,500,000
NYC Health & Hospital Corp. RB, Health Systems, Series E, 1.45%(1) ....................       600,000            600,000
NYC Metropolitan Authority RB, Transit SPF, 1.40%, 2/11/02.............................    13,400,000         13,400,000
NYC MWFAU WSS RRB, Series F-1, 1.95%(1)................................................     1,000,000          1,000,000
NYS DA RB, Cornell University, Series B, 1.80%(1)......................................       600,000            600,000

Centennial Tax Exempt Trust

                                                                                           Principal           Value
                                                                                             Amount          See Note 1
                                                                                            ---------         ----------
NEW YORK (CONTINUED)
NYS DA RB, MBIA/IBC Insured, 1.50%(1)(3)...............................................  $  2,100,000       $  2,100,000
NYS ERDAUEF RB, Consolidated Edison, Subseries A3, 1.65%(1)............................     2,600,000          2,600,000
NYS HFA RB, 1.65%(1)...................................................................       900,000            900,000
NYS MAG RB, Series CMC1, 1.65%(1)......................................................     1,610,000          1,610,000
NYS TBTAU RB, Series T, 1.85%, 2/6/02(2)(3)............................................     7,400,000          7,400,000
                                                                                                            ------------
                                                                                                              33,710,000
                                                                                                            ------------


NORTH CAROLINA--0.1%
Guilford Cnty., NC Industrial Facilities & PCFAU RB, Crescent Sleep Project, 2%(1).....     2,900,000          2,900,000
                                                                                                            ------------


OHIO--2.5%
Clinton Cnty., OH Hospital RB, Ohio Hospital Capital, Inc., 1.75%(1)...................     9,300,000          9,300,000
Clinton Cnty., OH Hospital RB, Ohio Hospital Captial, Inc., 1.75%(1)...................    10,000,000         10,000,000
Gallia Cnty., OH IDV Mtg. RRB, Jackson Pike Assn., 2.30%, 6/15/02(2)...................     2,950,000          2,950,000
OH Water DAU PC RB, 2.50%, 3/28/02.....................................................    10,000,000         10,027,364
Scioto Cnty., OH HCF RB, Hill View Retirement Center, 2.10%, 6/1/02(2).................     3,940,000          3,940,000
University of Cincinnati, OH COP, Series 232, MBIA Insured, 1.69%(1)...................    10,575,000         10,575,000
                                                                                                            ------------
                                                                                                              46,792,364
                                                                                                            ------------


PENNSYLVANIA--5.8%
Delaware Cnty., PA IDA PC RB, Philadelphia Electric,
   FGIC Insured, 1.35%, 2/11/02(2).....................................................     4,400,000          4,400,000
Delaware Cnty., PA IDA PC RB, Philadelphia Electric,
   FGIC Insured, 1.90%, 2/11/02(2).....................................................    11,200,000         11,200,000
Delaware Cnty., PA IDA PC RB, Philadelphia Electric, Series B, FGIC Insured,
   1.75%, 2/7/02(2)....................................................................    28,600,000         28,600,000
Delaware Cnty., PA IDA PC RB, Philadelphia Electric, Series B,
   FGIC Insured, 1.90%, 1/28/02(2).....................................................    19,400,000         19,400,000
Monroe Cnty., PA HA RB, Pocono Medical Center, Series C, 1.90%(1)......................     2,835,000          2,835,000
PA GOUN, 1.71%(1)......................................................................    17,800,000         17,800,000
PA MBIA Capital Corp. Grantor Lease Back RB, MBIA Insured, 1.81%(1)....................    23,660,000         23,660,000
                                                                                                            ------------
                                                                                                             107,895,000
                                                                                                            ------------


SOUTH CAROLINA--1.6%
SC POAU ABN AMRO Munitops Certificates, Trust 1998-7, 1.73%(1).........................     7,325,000          7,325,000
SC Public Service RB, Santee Cooper, 1.65%, 2/13/02....................................    23,030,000         23,030,000
                                                                                                            ------------
                                                                                                              30,355,000
                                                                                                            ------------

Centennial Tax Exempt Trust

                                                                                            Principal           Value
                                                                                             Amount           See Note 1
                                                                                            ---------       ------------
TENNESSEE--3.2%
Shelby Cnty., TN Educational Housing HFAU RB,
   Baptist Memorial Hospital, 1.35%, 2/11/02(2)........................................   $ 5,500,000       $  5,500,000
 Shelby Cnty., TN Educational Housing HFAU RB,
   Baptist Memorial Hospital, 1.35%, 2/11/02(2)........................................     7,000,000          7,000,000
Shelby Cnty., TN Educational Housing HFAU RB,
   Baptist Memorial Hospital, 1.70%, 2/11/02(2)........................................     7,000,000          7,000,000
Shelby Cnty., TN Educational Housing HFAU RB,
   Baptist Memorial Hospital, 1.80%, 2/11/02(2)........................................    14,800,000         14,800,000
TN GOB, 1.70%, 2/14/02.................................................................    25,000,000         25,000,000
                                                                                                            ------------
                                                                                                              59,300,000
                                                                                                            ------------


TEXAS--23.5%
Austin, TX Travis & Williamson Cntys. Utility System RB, 1.65%, 1/31/02................     4,335,000          4,335,000
Austin, TX Travis & Williamson Cntys. Utility System RB, 1.85%, 1/14/02................    50,000,000         50,000,000
Austin, TX Travis & Williamson Cntys. Utility System RB, 1.85%, 2/11/02................     7,000,000          7,000,000
Bexar Metropolitan Water District RB, 1.80%, 2/14/02...................................     9,000,000          9,000,000
De Soto, TX IDAU RRB, National Service Industries, Inc. Project, 1.60%(1)..............     7,150,000          7,150,000
Gulf Coast, TX IDAU Marine Terminal RB, Amoco Oil Project, 1.90%, 6/1/02(2)............     4,000,000          4,000,000
Gulf Coast, TX Waste Disposal Authority RB, Amoco Oil Co. Project, 2.20%, 4/1/02(2)....     9,200,000          9,200,000
Harris Cnty., TX Criminal Justice Center RB, Series SG96, FGIC Insured, 1.69%(1).......     7,475,000          7,475,000
Harris Cnty., TX Flood Control District RB, 1.40%, 4/1/02..............................    10,284,000         10,284,000
Harris Cnty., TX GOB, 1.40%, 2/12/02...................................................    10,670,000         10,670,000
Harris Cnty., TX GOB, 1.65%, 2/6/02....................................................     8,847,000          8,847,000
Harris Cnty., TX Toll Road RB, Sr. Lien, 1.70%, 3/12/02................................    22,500,000         22,500,000
Harris Cnty., TX Toll Road RB, Sr. Lien, 1.95%, 3/13/02................................    12,000,000         12,000,000
Hockley Cnty., TX IDV Corp. PC RB, Amoco Project, 1.94%, 5/1/02(2).....................    12,940,000         12,940,000
Houston, TX GOB, Series A, 1.45%, 1/22/02..............................................     7,200,000          7,200,000
Houston, TX GOB, Series A, 1.90%, 1/22/02..............................................     8,000,000          8,000,000
Houston, TX GOB, Series B, 1.60%, 2/12/02..............................................    27,600,000         27,600,000
Houston, TX GOB, Series B, 1.90%, 1/22/02..............................................     7,500,000          7,500,000
Houston, TX GOB, Series C, 1.90%, 1/22/02..............................................     2,000,000          2,000,000
Houston, TX WSS RB, Series SG120, 1.69%(1).............................................    37,600,000         37,600,000
Keller, TX ISD ABN AMRO Munitops Certificates, Trust 2001-26, 2.70%, 5/15/02(2)........     3,000,000          3,000,000
North Central TX HF Development Corp. RB, Dallas Methodist Hospital,
   AMBAC Insured, 1.60%, 1/7/02(2).....................................................    22,900,000         22,900,000
San Antonio, TX Electric & Gas RB, 1.85%, 1/17/02......................................    20,500,000         20,500,000

Centennial Tax Exempt Trust


                                                                                            Principal          Value
                                                                                             Amount         See Note 1
                                                                                            ---------       ------------
TEXAS (CONTINUED)
San Antonio, TX Electric & Gas RB, 1.85%, 2/7/02....................................... $  10,000,000      $  10,000,000
San Antonio, TX Electric & Gas RB, 1.90%, 1/22/02......................................    21,000,000         21,000,000
San Antonio, TX Electric & Gas RRB, Series G-101, 1.69%(1).............................    20,200,000         20,200,000
San Antonio, TX Electric & Gas RRB, Series SG105, 1.73%(1).............................    20,000,000         20,000,000
TX PFAU GOB, 2%, 1/14/02...............................................................    26,755,000         26,755,000
TX TAN & RAN, 3.75%, 8/29/02...........................................................    10,000,000         10,141,961
TX TUAU RB, Dallas Northtollway, Series SG70, 1.69%(1).................................    15,325,000         15,325,000
                                                                                                            ------------
                                                                                                             435,122,961
                                                                                                            ------------


UTAH--1.8%
Intermountain Power Agency, UT Power Supply RB,
   AMBAC Insured, 1.40%, 2/12/02(2)....................................................     5,500,000          5,500,000
Intermountain Power Agency, UT Power Supply RB,
   AMBAC Insured, 1.65%, 1/22/02(2)....................................................    14,600,000         14,600,000
Intermountain Power Agency, UT Power Supply RB,
   AMBAC Insured, 1.90%, 1/28/02(2)....................................................     6,500,000          6,500,000
Intermountain Power Agency, UT Power Supply RB,
   AMBAC Insured, 2%, 1/28/02(2).......................................................     5,800,000          5,800,000
Tremonton City, UT IDV RRB, Safeway, Inc. Project, 2%, 4/1/02(2).......................       305,000            305,000
                                                                                                            ------------
                                                                                                              32,705,000
                                                                                                            ------------


VIRGINIA--3.0%
Peninsula POAU, VA Coal Terminal RRB,
   Dominion Terminal Project-A, 1.85%, 2/11/02(2)(4)...................................    15,835,000         15,835,000
Peninsula POAU, VA Coal Terminal RRB,
   Dominion Terminal Project-B, 1.30%, 3/12/02(2)(4)...................................    15,835,000         15,835,000
Stafford, VA IDV RRB, Safeway, Inc. Project, 2%, 4/1/02(2).............................       715,000            715,000
Washington DC Metropolitan Airport Authority,
   VA Passenger Facilities, 1.95%, 4/25/02(2)..........................................    22,600,000         22,600,000
                                                                                                            ------------
                                                                                                              54,985,000
                                                                                                            ------------

Centennial Tax Exempt Trust

                                                                                           Principal          Value
                                                                                            Amount          See Note 1
                                                                                          -----------    ---------------
WASHINGTON--3.2%
King Cnty., WA ABN AMRO Munitops Certificates, Trust 2001-1,
   MBIA Insured, 1.70%(1)..............................................................   $12,770,000    $    12,770,000
Kitsap Cnty., WA SDI No. 401 GOUN, Series 252, MBIA Insured, 1.69%(1)..................     3,460,000          3,460,000
Seattle, WA Municipal Light & Power RB, 2.65%, 1/15/02(2)..............................    18,300,000         18,300,000
Washington DC Metropolitan Airport Authority,
   VA Passenger Facilities, 1.65%, 5/17/02(2)..........................................    25,000,000         25,000,000
                                                                                                         ---------------
                                                                                                              59,530,000
                                                                                                         ---------------


WEST VIRGINIA--1.0%
Marion Cnty., WV Commission SWD Facilities RB, Granttown Project-D, 1.65%(1)...........    13,600,000         13,600,000
WV Road GOB ABN AMRO Munitops Certificates, Trust 1999-4, 2%, 5/15/02(2)...............     6,000,000          6,000,000
                                                                                                         ---------------
                                                                                                              19,600,000
                                                                                                         ---------------


WISCONSIN--0.2%
West Allis, WI RB, State Fair Park Exposition Center, 1.73%(1).........................     3,500,000          3,500,000
                                                                                                         ---------------


WYOMING--1.1%
Lincoln Cnty., WY PC RRB, Amoco Oil Co. of Indiana Project, 2.40%, 4/1/02(2)...........     3,300,000          3,300,791
Sweetwater Cnty., WY PC RB, Pacificorp, 1.50%, 2/11/02(2)..............................     5,500,000          5,500,000
Sweetwater Cnty., WY PC RB, Pacificorp, 1.90%, 2/11/02(2)..............................    12,000,000         12,000,000
                                                                                                         ---------------
                                                                                                              20,800,791
                                                                                                         ---------------


DISTRICT OF COLUMBIA--0.3%
Washington DC National Academy of Science RB,
   AMBAC Insured, 1.45%, 5/20/02.......................................................     1,000,000          1,000,000
Washington DC National Academy of Science RB,
   AMBAC Insured, 1.45%, 5/20/02.......................................................     4,000,000          4,000,000
                                                                                                         ---------------
                                                                                                               5,000,000
                                                                                                         ---------------


OTHER TERRITORIES--1.5%
Greystone Tax Exempt Certificates RB, Trust 1998-1,
   Sr. Certificate Beneficial Ownership, 1.86%(1)......................................    27,800,000         27,800,000
                                                                                                         ---------------

TOTAL INVESTMENTS, AT VALUE (COST $1,860,177,855)......................................         100.5%     1,860,177,855

LIABILITIES IN EXCESS OF OTHER ASSETS .................................................          (0.5)        (9,425,459)
                                                                                          -----------    ---------------
NET ASSETS.............................................................................         100.0%   $ 1,850,752,396
                                                                                          ===========    ===============

Centennial Tax Exempt Trust

To simplify the listings of securities, abbreviations are used per the table below:

BOE--Board of Education                                          MAG--Mtg. Agency
CD--Commercial Development                                       MEAU--Municipal Electric Authority
COP--Certificates of Participation                               MH--Multifamily Housing
DA--Dormitory Authority                                          MPA--Municipal Power Agency
DAU--Development Authority                                       MWFAU--Municipal Water Finance Authority
ED--Economic Development                                         NYC--New York City
EDFAU--Economic Development Finance Authority                    NYS--New York State
ERDAUEF--Energy Research & Development                           PC--Pollution Control
         Authority Electric Facilities                           PCFAU--Pollution Control Finance Authority
FA--Facilities Authority                                         PFAU--Public Finance Authority
FAU--Finance Authority                                           POAU--Port Authority
GOB--General Obligation Bonds                                    PPS--Public Power System
GOLB--General Obligation Limited Bonds                           RA--Redevelopment Agency
GOUN--General Obligation Unlimited Nts.                          RAN--Revenue Anticipation Nts.
HA--Hospital Authority                                           RB--Revenue Bonds
HAU--Housing Authority                                           RR--Resource Recovery
HCF--Health Care Facilities                                      RRB--Revenue Refunding Bonds
HEFAU--Higher Educational Facilities Authority                   SDI--School District
HF--Health Facilities                                            SPF--Special Facilities
HFA--Housing Finance Agency                                      SWD--Solid Waste Disposal
HFAU--Health Facilities Authority                                TAN--Tax Anticipation Nts.
IDA--Industrial Development Agency                               TBTAU--Triborough Bridge & Tunnel Authority
IDAU--Industrial Development Authority                           TUAU--Turnpike Authority
IDV--Industrial Development                                      WSS--Water & Sewer System
ISD--Independent School District


1. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on December 31, 2001. This instrument may also have a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year.

2. Put obligation redeemable at full face value on the date reported.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $29,435,000 or 1.59% of the Trust's net assets as of December 31, 2001.

4. Identifies issues considered to be illiquid or restricted--See Note 4 of Notes to Financial Statements.

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES December 31, 2001 (Unaudited)
Centennial Tax Exempt Trust

ASSETS
Investments, at value (cost $1,860,177,855)--see accompanying statement...........                        $1,860,177,855
Receivables and other assets:
  Shares of beneficial interest sold..............................................                            22,125,059
  Interest........................................................................                             6,641,227
  Other...........................................................................                                57,759
                                                                                                          --------------
    Total assets..................................................................                         1,889,001,900
                                                                                                          --------------


LIABILITIES
Bank overdraft....................................................................                            15,902,901
Payables and other liabilities:
  Shares of beneficial interest redeemed..........................................                            22,104,077
  Service plan fees...............................................................                               124,999
  Shareholder reports.............................................................                                45,768
  Dividends.......................................................................                                16,347
  Trustees' compensation..........................................................                                   560
  Transfer and shareholder servicing agent fees...................................                                   104
  Other...........................................................................                                54,748
                                                                                                          --------------
    Total liabilities.............................................................                            38,249,504
                                                                                                          --------------

NET ASSETS........................................................................                        $1,850,752,396
                                                                                                          ==============


COMPOSITION OF NET ASSETS
Paid-in capital...................................................................                        $1,850,866,021
Accumulated net realized gain (loss) on investment transactions...................                              (113,625)
                                                                                                          --------------

NET ASSETS--applicable to 1,850,881,989 shares of beneficial
  interest outstanding............................................................                        $1,850,752,396
                                                                                                          ==============

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE....................                                 $1.00

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS For the Six Months Ended December 31, 2001 (Unaudited) Centennial Tax Exempt Trust


INVESTMENT INCOME--Interest.......................................................                           $21,219,458
                                                                                                             -----------
EXPENSES
Management fees...................................................................                             4,006,201
Service plan fees.................................................................                             1,903,143
Transfer and shareholder servicing agent fees.....................................                               309,376
Custodian fees and expenses.......................................................                                88,934
Shareholder reports...............................................................                                58,832
Other.............................................................................                               280,139
                                                                                                              ----------
  Total expenses..................................................................                             6,646,625
    Less reduction to custodian expenses..........................................                               (53,273)
                                                                                                             -----------
  Net Expenses....................................................................                             6,593,352
                                                                                                             -----------
NET INVESTMENT INCOME.............................................................                            14,626,106
                                                                                                             -----------
NET REALIZED GAIN (LOSS) ON INVESTMENTS...........................................                               231,574
                                                                                                             -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..............................                           $14,857,680
                                                                                                             ===========

========================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
                                                                                Six Months Ended
                                                                                December 31, 2001           Year Ended
                                                                                   (Unaudited)            June 30, 2001
                                                                                ----------------         ----------------
OPERATIONS
Net investment income (loss).........................................             $   14,626,106          $   57,149,366
Net realized gain (loss).............................................                    231,574                 294,983
                                                                                  --------------          --------------
Net increase (decrease) in net assets resulting from operations......                 14,857,680              57,444,349
                                                                                  --------------          --------------

DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS.......................                (14,626,106)            (57,149,366)
                                                                                  --------------          --------------

BENEFICIAL INTEREST TRANSACTIONS
Net increase (decrease) in net assets resulting from
   beneficial interest transactions..................................                 28,786,051             129,890,148
                                                                                  --------------          --------------

NET ASSETS
Total increase.......................................................                 29,017,625             130,185,131
Beginning of period..................................................              1,821,734,771           1,691,549,640
                                                                                  --------------          --------------
End of period........................................................             $1,850,752,396          $1,821,734,771
                                                                                  ==============          ==============

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Centennial Tax Exempt Trust


                                                Six Months Ended                        Year Ended June 30,
                                                December 31, 2001       ------------------------------------------------
                                                   (Unaudited)          2001       2000       1999       1998       1997
                                                -----------------       ----       ----       ----       ----       ----
PER SHARE OPERATING DATA
Net asset value, beginning of period......            $ 1.00           $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
Income from investment operations--
   net investment income and
   net realized gain......................               .01              .03        .03        .03        .03        .03
Dividends and/or distributions to
   shareholders...........................              (.01)            (.03)      (.03)      (.03)      (.03)      (.03)
                                                      ------           ------     ------     ------     ------     ------
Net asset value, end of period............            $ 1.00           $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                      ======           ======     ======     ======     ======     ======

TOTAL RETURN(1)...........................              0.77%            3.26%      3.01%      2.61%      3.12%      3.01%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)...            $1,851           $1,822     $1,692     $1,749     $1,829     $1,649
Average net assets (in millions)..........            $1,896           $1,779     $1,737     $1,896     $1,832     $1,591
Ratios to average net assets:(2)
Net investment income.....................              1.53%            3.21%      2.94%      2.58%      3.07%      2.95%
Expenses..................................              0.69%            0.70%      0.72%      0.69%      0.69%(3)   0.72%(3)
Expenses, net of reduction to
   custodian expense......................               N/A             0.69%       N/A        N/A        N/A        N/A


1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.
Total returns reflect changes in net investment income only. Total returns are not annualized for periods of less than one full year.

2. Annualized for periods of less than one full year.

3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
Centennial Tax Exempt Trust

        1. SIGNIFICANT ACCOUNTING POLICIES

        Centennial Tax Exempt Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust's investment objective is to seek the maximum short-term interest income exempt from federal income taxes that is consistent with low capital risk and the maintenance of liquidity. The Trust's investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI). The following is a summary of significant accounting policies consistently followed by the Trust.

        Securities Valuation. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

        Federal Taxes. The Trust intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

        As of December 31, 2001, the Trust had available for federal income tax purposes an estimated unused capital loss carryover of $99,958. This estimated capital loss carryover represents carryover as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.

        As of June 30, 2001, the Trust had available for federal income tax purposes unused capital loss carryovers as follows:

Expiring
-----------------
2007     $243,131
2008       88,401
         --------

Total    $331,532
         ========

        Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

        Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

        Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the report-ing period. Actual results could differ from those estimates.

Centennial Tax Exempt Trust

        2. SHARES OF BENEFICIAL INTEREST

        The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                           Six Months Ended December 31, 2001       Year Ended June 30, 2001
                           ----------------------------------    --------------------------------
                                Shares             Amount            Shares           Amount
                           ---------------     --------------    --------------   ---------------
Sold ...................     2,463,708,787     $2,463,708,787     5,201,579,181   $ 5,201,579,181

Dividends and/or
distributions reinvested        15,427,527         15,427,527        57,547,779        57,547,779

Redeemed ...............    (2,450,350,263)    (2,450,350,263)   (5,129,236,812)  $(5,129,236,812)
                            --------------     --------------    --------------   ---------------

Net increase (decrease)         28,786,051     $   28,786,051       129,890,148   $   129,890,148
                            ==============     ==============    ==============   ===============

        3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

        Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee of 0.50% of the first $250 million of the Trust's net assets; 0.475% of the next $250 million; 0.45% of the next $250 million; 0.425% of the next $250 million; 0.40% of the next $250 million; 0.375% of the next $250 million; 0.35% of the next $500 million and 0.325% of net assets in excess of $2 billion. Under the agreement, when the value of the Trust's net assets is less than $1.5 billion, the annual fee payable to the Manager shall be reduced by $100,000 based on average net assets computed daily and paid monthly at the annual rates. However, the annual fee cannot be less than $0. The Trust's management fee for the six months ended December 31, 2001 was an annualized rate of 0.42%.

        Transfer Agent Fees. Shareholder Services, Inc. (SSI) acts as the transfer and shareholder servicing agent for the Trust and for other registered investment companies. The Trust pays SSI an annual maintenance fee for each Trust shareholder account.

        Service Plan Fees. Under an approved service plan, the Trust may expend up to 0.20% of its average annual net assets annually to reimburse the Manager, as distributor, for costs incurred in connection with the personal service and maintenance of accounts that hold shares of the Trust, including amounts paid to brokers, dealers, banks and other financial institutions. During the six months ended December 31, 2001, the Trust paid $4,140 to a broker/dealer affiliated with the Manager as reimbursement for distribution-related expenses.

Centennial Tax Exempt Trust


        4. ILLIQUID OR RESTRICTED SECURITIES

        As of December 31, 2001, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Trust intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of December 31, 2001 was $31,670,000, which represents 1.71% of the Trust's net assets, all of which is considered restricted. Information concerning restricted securities is as follows:

                                                                             Valuation        Unrealized
                                              Acquisition                         as of     Appreciation
Security                                            Dates          Cost   Dec. 31, 2001   (Depreciation)
---------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES
Peninsula POAU, VA Coal Terminal RRB,
   Dominion Terminal Project-A,
   1.85%, 2/11/02 ............................    11/1/01   $15,835,000    $15,835,000               $--
Peninsula POAU, VA Coal Terminal RRB,
   Dominion Terminal Project-B,
   1.30%, 3/12/02.............................   12/13/01    15,835,000     15,835,000                --

                      This page intentionally left blank.

CENTENNIAL TAX EXEMPT TRUST
              Officers and Trustees
              James C. Swain, Trustee, CEO and Chairman of the Board John V. Murphy, President
              William L. Armstrong, Trustee
              Robert G. Avis, Trustee
              George C. Bowen, Trustee
              Edward L. Cameron, Trustee
              Jon S. Fossel, Trustee
              Sam Freedman, Trustee
              Richard F. Grabish, Trustee
              C. Howard Kast, Trustee
              Robert M. Kirchner, Trustee
              F. William Marshall, Jr., Trustee
              Michael J. Carbuto, Vice President
              Robert G. Zack, Vice President and Secretary
              Brian W. Wixted, Treasurer
              Robert J. Bishop, Assistant Treasurer
              Scott T. Farrar, Assistant Treasurer
              Katherine P. Feld, Assistant Secretary
              Kathleen T. Ives, Assistant Secretary
              Denis R. Molleur, Assistant Secretary

              Investment Advisor and Distributor
              Centennial Asset Management Corporation

              Transfer and Shareholder Servicing Agent
              Shareholder Services, Inc.

              Custodian of Portfolio Securities
              Citibank, N.A.

              Independent Auditors
              Deloitte & Touche LLP

              Legal Counsel
              Myer, Swanson, Adams & Wolf, P.C.

              The financial statements included herein have been taken from the records of the Trust without examination of those records by the independent auditors.

              For more complete information about Centennial Tax Exempt Trust, please refer to the Prospectus. To obtain a copy, call your financial advisor, or contact Centennial Asset Management Corp. at
              1.800.525.9310. Please read the prospectus carefully before you invest any money.

RS0160.001.1201                 [RECYCLE LOGO] Printed on recycled paper